Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2016		$ 79,464	$ (275)	$ (70,605)	$ 8,584
Beginning Balance, Shares at Dec. 31, 2016	2,935,286
Issuance of Ordinary Shares		746			746
Issuance of Ordinary Shares, shares	421,403
Other comprehensive income/ loss			55		55
Share-based compensation expense		60			60
Share-based compensation expense, Shares
Net income				773	773
Ending Balance at Dec. 31, 2017		80,270	(220)	(69,832)	10,218
Ending Balance, Shares at Dec. 31, 2017	3,356,689
Issuance of Ordinary Shares		349			349
Issuance of Ordinary Shares, shares	197,025
Other comprehensive income/ loss			(113)		(113)
Share-based compensation expense		67			67
Share-based compensation expense, Shares
Net income				990	990
Ending Balance at Dec. 31, 2018		80,686	(333)	(68,842)	11,511
Ending Balance, Shares at Dec. 31, 2018	3,553,714
Issuance of Ordinary Shares		527			527
Issuance of Ordinary Shares, shares	178,881
Exercise of options		316			316
Exercise of options, Shares	125,195
Issuance of Ordinary shares related to securities purchase agreement, net		935			935
Issuance of Ordinary shares related to securities purchase agreement, net, shares	400,000
Other comprehensive income/ loss			100		100
Share-based compensation expense		81			81
Share-based compensation expense, Shares
Net income				(913)	(913)
Ending Balance at Dec. 31, 2019		$ 82,545	$ (233)	$ (69,755)	$ 12,557
Ending Balance, Shares at Dec. 31, 2019	4,257,790